Allowance for Doubtful Accounts (Table)	12 Months Ended
Dec. 31, 2016
Allowance for Doubtful Accounts Table [Abstract]
Development of Allowance [Table]

Development of allowance for doubtful accounts

	2016	2015	2014

Allowance for doubtful accounts as of January 1	$465.790	$418.508	$413.165
Change in valuation allowances as recorded in the consolidated statements of income	477.045	440.284	325.451
Write-offs and recoveries of amounts previously written-off	(433.713)	(381.087)	(309.058)
Foreign currency translation	(560)	(11.915)	(11.050)
Allowance for doubtful accounts as of December 31	$508.562	$465.790	$418.508